Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000337 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[1]
C000000337 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[1]
C000000337 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[1]
C000000337 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%	[1]
C000000337 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[1]
C000000337 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[1]
C000000337 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[1]
C000000337 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[1]
C000000337 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[1]
C000000337 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[1]
C000000337 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000000337 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000337 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000337 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000337 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000337 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000337 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000339 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[2]
C000000339 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[2]
C000000339 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]
C000000339 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%	[2]
C000000339 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[2]
C000000339 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[2]
C000000339 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[2]
C000000339 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[2]
C000000339 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[2]
C000000339 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[2]
C000000339 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000000339 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000339 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000339 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000339 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000339 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000339 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000071330 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[3]
C000071330 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[3]
C000071330 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[3]
C000071330 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%	[3]
C000071330 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[3]
C000071330 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[3]
C000071330 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[3]
C000071330 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[3]
C000071330 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[3]
C000071330 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[3]
C000071330 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000071330 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000071330 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000071330 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071330 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000071330 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000071330 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071330 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000341 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[4]
C000000341 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[4]
C000000341 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[4]
C000000341 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%	[4]
C000000341 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[4]
C000000341 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[4]
C000000341 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[4]
C000000341 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[4]
C000000341 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[4]
C000000341 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[4]
C000000341 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000000341 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000341 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000341 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000341 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000341 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000341 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000341 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023157 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[5]
C000023157 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[5]
C000023157 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[5]
C000023157 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%	[5]
C000023157 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[5]
C000023157 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[5]
C000023157 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[5]
C000023157 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[5]
C000023157 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[5]
C000023157 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[5]
C000023157 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000023157 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023157 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000023157 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023157 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000023157 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000023157 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023157 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000188943 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[6]
C000188943 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[6]
C000188943 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[6]
C000188943 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%	[6]
C000188943 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[6]
C000188943 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[6]
C000188943 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[6]
C000188943 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[6]
C000188943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[6]
C000188943 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[6]
C000188943 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000188943 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000188943 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000188943 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188943 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000188943 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000188943 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000361 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[7]
C000000361 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[7]
C000000361 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[7]
C000000361 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[7]
C000000361 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[7]
C000000361 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[7]
C000000361 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[7]
C000000361 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[7]
C000000361 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[7]
C000000361 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[7]
C000000361 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000000361 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000361 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000361 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000361 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000361 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000361 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000361 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000363 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[8]
C000000363 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[8]
C000000363 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[8]
C000000363 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[8]
C000000363 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[8]
C000000363 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[8]
C000000363 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[8]
C000000363 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[8]
C000000363 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[8]
C000000363 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[8]
C000000363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000000363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000363 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[9]
C000071334 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[9]
C000071334 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[9]
C000071334 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[9]
C000071334 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[9]
C000071334 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[9]
C000071334 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[9]
C000071334 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[9]
C000071334 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[9]
C000071334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[9]
C000071334 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000071334 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000071334 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000071334 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000071334 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071334 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071334 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000071334 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000365 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[10]
C000000365 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[10]
C000000365 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[10]
C000000365 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[10]
C000000365 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[10]
C000000365 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[10]
C000000365 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[10]
C000000365 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[10]
C000000365 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[10]
C000000365 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[10]
C000000365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000000365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023158 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[11]
C000023158 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[11]
C000023158 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[11]
C000023158 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[11]
C000023158 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[11]
C000023158 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[11]
C000023158 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[11]
C000023158 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[11]
C000023158 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[11]
C000023158 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[11]
C000023158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000023158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000023158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000023158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023158 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023158 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000188945 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[12]
C000188945 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[12]
C000188945 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[12]
C000188945 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[12]
C000188945 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[12]
C000188945 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[12]
C000188945 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[12]
C000188945 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[12]
C000188945 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[12]
C000188945 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[12]
C000188945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000188945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000188945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000188945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000188945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000188945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000366 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[13]
C000000366 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000000366 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[13]
C000000366 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[13]
C000000366 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[13]
C000000366 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[13]
C000000366 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[13]
C000000366 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[13]
C000000366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[13]
C000000366 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[13]
C000000366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000366 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000368 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[14]
C000000368 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000000368 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[14]
C000000368 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[14]
C000000368 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[14]
C000000368 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[14]
C000000368 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[14]
C000000368 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[14]
C000000368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[14]
C000000368 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[14]
C000000368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217956 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[15]
C000217956 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000217956 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[15]
C000217956 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[15]
C000217956 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[15]
C000217956 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[15]
C000217956 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[15]
C000217956 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[15]
C000217956 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[15]
C000217956 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[15]
C000217956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000217956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000217956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000217956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000217956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000217956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000217956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217956 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071335 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[16]
C000071335 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000071335 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[16]
C000071335 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[16]
C000071335 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[16]
C000071335 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[16]
C000071335 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[16]
C000071335 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[16]
C000071335 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[16]
C000071335 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[16]
C000071335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000071335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000071335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000071335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000071335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000071335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000071335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000071335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071335 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000369 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[17]
C000000369 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000000369 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[17]
C000000369 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[17]
C000000369 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[17]
C000000369 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[17]
C000000369 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[17]
C000000369 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[17]
C000000369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[17]
C000000369 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[17]
C000000369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000369 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029688 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[18]
C000029688 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000029688 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[18]
C000029688 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[18]
C000029688 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[18]
C000029688 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[18]
C000029688 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[18]
C000029688 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[18]
C000029688 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[18]
C000029688 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[18]
C000029688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000029688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000029688 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000029688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120718 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[19]
C000120718 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000120718 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[19]
C000120718 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[19]
C000120718 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[19]
C000120718 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[19]
C000120718 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[19]
C000120718 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[19]
C000120718 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[19]
C000120718 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[19]
C000120718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000120718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000120718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000120718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000120718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120718 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000084479 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[20]
C000084479 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[20]
C000084479 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[20]
C000084479 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[20]
C000084479 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[20]
C000084479 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[20]
C000084479 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[20]
C000084479 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[20]
C000084479 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[20]
C000084479 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[20]
C000084479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000084479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000084479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084479 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084481 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[21]
C000084481 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[21]
C000084481 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[21]
C000084481 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[21]
C000084481 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[21]
C000084481 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[21]
C000084481 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[21]
C000084481 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[21]
C000084481 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[21]
C000084481 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[21]
C000084481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000084481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000084481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084481 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084484 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[22]
C000084484 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[22]
C000084484 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[22]
C000084484 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[22]
C000084484 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[22]
C000084484 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[22]
C000084484 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[22]
C000084484 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[22]
C000084484 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[22]
C000084484 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[22]
C000084484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000084484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000084484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084484 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084482 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[23]
C000084482 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[23]
C000084482 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[23]
C000084482 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[23]
C000084482 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[23]
C000084482 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[23]
C000084482 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[23]
C000084482 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[23]
C000084482 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[23]
C000084482 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[23]
C000084482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000084482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000084482 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084482 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084483 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[24]
C000084483 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[24]
C000084483 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[24]
C000084483 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[24]
C000084483 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[24]
C000084483 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[24]
C000084483 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[24]
C000084483 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[24]
C000084483 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[24]
C000084483 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[24]
C000084483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000084483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000084483 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084483 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120720 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[25]
C000120720 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[25]
C000120720 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[25]
C000120720 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[25]
C000120720 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[25]
C000120720 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[25]
C000120720 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[25]
C000120720 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[25]
C000120720 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[25]
C000120720 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[25]
C000120720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000120720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000120720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000120720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000120720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084495 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[26]
C000084495 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[26]
C000084495 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[26]
C000084495 [Member] | VanEck Junior Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[26]
C000084495 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[26]
C000084495 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[26]
C000084495 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[26]
C000084495 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[26]
C000084495 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[26]
C000084495 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[26]
C000084495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000084495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000084495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000084495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084495 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084495 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084495 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084497 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[27]
C000084497 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[27]
C000084497 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[27]
C000084497 [Member] | VanEck Junior Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[27]
C000084497 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[27]
C000084497 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[27]
C000084497 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[27]
C000084497 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[27]
C000084497 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[27]
C000084497 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[27]
C000084497 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000084497 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084497 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000084497 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084497 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084497 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000084497 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084497 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084497 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084497 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084497 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217957 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[28]
C000217957 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[28]
C000217957 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[28]
C000217957 [Member] | VanEck Junior Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[28]
C000217957 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[28]
C000217957 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[28]
C000217957 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[28]
C000217957 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[28]
C000217957 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[28]
C000217957 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[28]
C000217957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000217957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000217957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000217957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000217957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000217957 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217957 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217957 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084498 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[29]
C000084498 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[29]
C000084498 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[29]
C000084498 [Member] | VanEck Junior Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[29]
C000084498 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[29]
C000084498 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[29]
C000084498 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[29]
C000084498 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[29]
C000084498 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[29]
C000084498 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[29]
C000084498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000084498 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000084498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084498 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084498 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000084498 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084498 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084498 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084498 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084498 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177891 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[30]
C000177891 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[30]
C000177891 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[30]
C000177891 [Member] | VanEck Junior Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[30]
C000177891 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[30]
C000177891 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[30]
C000177891 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[30]
C000177891 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[30]
C000177891 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[30]
C000177891 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[30]
C000177891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000177891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000177891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000177891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000177891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000177891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000177891 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177891 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084507 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[31]
C000084507 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[31]
C000084507 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[31]
C000084507 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[31]
C000084507 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[31]
C000084507 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[31]
C000084507 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[31]
C000084507 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[31]
C000084507 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[31]
C000084507 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[31]
C000084507 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000084507 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084507 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000084507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084507 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084507 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084507 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000084509 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[32]
C000084509 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[32]
C000084509 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[32]
C000084509 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[32]
C000084509 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[32]
C000084509 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[32]
C000084509 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[32]
C000084509 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[32]
C000084509 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[32]
C000084509 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[32]
C000084509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000084509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000084509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084509 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084509 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000095989 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[33]
C000095989 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[33]
C000095989 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[33]
C000095989 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[33]
C000095989 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[33]
C000095989 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[33]
C000095989 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[33]
C000095989 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[33]
C000095989 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[33]
C000095989 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[33]
C000095989 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000095989 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095989 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095989 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000095989 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000095989 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000095989 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000095989 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095989 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000095989 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000084510 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[34]
C000084510 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[34]
C000084510 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[34]
C000084510 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[34]
C000084510 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[34]
C000084510 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[34]
C000084510 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[34]
C000084510 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[34]
C000084510 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[34]
C000084510 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[34]
C000084510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000084510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000084510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084510 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084510 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000095990 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[35]
C000095990 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[35]
C000095990 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[35]
C000095990 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[35]
C000095990 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[35]
C000095990 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[35]
C000095990 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[35]
C000095990 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[35]
C000095990 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[35]
C000095990 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[35]
C000095990 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000095990 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095990 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095990 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000095990 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000095990 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000095990 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000095990 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095990 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000095990 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000188946 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[36]
C000188946 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[36]
C000188946 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[36]
C000188946 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[36]
C000188946 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[36]
C000188946 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[36]
C000188946 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[36]
C000188946 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[36]
C000188946 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[36]
C000188946 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[36]
C000188946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000188946 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000188946 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000188946 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000188946 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000188946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000188946 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188946 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209140 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[37]
C000209140 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[37]
C000209140 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[37]
C000209140 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[37]
C000209140 [Member] | Artemis Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[37]
C000209140 [Member] | K92 Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[37]
C000209140 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[37]
C000209140 [Member] | OceanaGold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[37]
C000209140 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[37]
C000209140 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[37]
C000209140 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209140 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000209140 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209140 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209140 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209140 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209135 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[38]
C000209135 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[38]
C000209135 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[38]
C000209135 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[38]
C000209135 [Member] | Artemis Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[38]
C000209135 [Member] | K92 Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[38]
C000209135 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[38]
C000209135 [Member] | OceanaGold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[38]
C000209135 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[38]
C000209135 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[38]
C000209135 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209135 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000209135 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209135 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209135 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209135 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209136 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[39]
C000209136 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[39]
C000209136 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[39]
C000209136 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[39]
C000209136 [Member] | Artemis Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[39]
C000209136 [Member] | K92 Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[39]
C000209136 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[39]
C000209136 [Member] | OceanaGold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[39]
C000209136 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[39]
C000209136 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[39]
C000209136 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209136 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000209136 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209136 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209136 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209136 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209137 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[40]
C000209137 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[40]
C000209137 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[40]
C000209137 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[40]
C000209137 [Member] | Artemis Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[40]
C000209137 [Member] | K92 Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[40]
C000209137 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[40]
C000209137 [Member] | OceanaGold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[40]
C000209137 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[40]
C000209137 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[40]
C000209137 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209137 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000209137 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209137 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209137 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209137 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209138 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[41]
C000209138 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[41]
C000209138 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[41]
C000209138 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[41]
C000209138 [Member] | Artemis Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[41]
C000209138 [Member] | K92 Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[41]
C000209138 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[41]
C000209138 [Member] | OceanaGold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[41]
C000209138 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[41]
C000209138 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[41]
C000209138 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209138 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000209138 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209138 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209138 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209138 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209139 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[42]
C000209139 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[42]
C000209139 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[42]
C000209139 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[42]
C000209139 [Member] | Artemis Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[42]
C000209139 [Member] | K92 Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[42]
C000209139 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[42]
C000209139 [Member] | OceanaGold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[42]
C000209139 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[42]
C000209139 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[42]
C000209139 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209139 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000209139 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209139 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209139 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209139 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209146 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[43]
C000209146 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[43]
C000209146 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[43]
C000209146 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[43]
C000209146 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[43]
C000209146 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[43]
C000209146 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[43]
C000209146 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[43]
C000209146 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[43]
C000209146 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[43]
C000209146 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209146 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209146 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209146 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209146 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209146 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209146 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209146 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209146 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209146 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209141 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[44]
C000209141 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[44]
C000209141 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[44]
C000209141 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[44]
C000209141 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[44]
C000209141 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[44]
C000209141 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[44]
C000209141 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[44]
C000209141 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[44]
C000209141 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[44]
C000209141 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209141 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209141 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209141 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209141 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209141 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209141 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209141 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209141 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209141 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209142 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[45]
C000209142 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[45]
C000209142 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[45]
C000209142 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[45]
C000209142 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[45]
C000209142 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[45]
C000209142 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[45]
C000209142 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[45]
C000209142 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[45]
C000209142 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[45]
C000209142 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209142 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209142 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209142 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209144 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[46]
C000209144 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[46]
C000209144 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[46]
C000209144 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[46]
C000209144 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[46]
C000209144 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[46]
C000209144 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[46]
C000209144 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[46]
C000209144 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[46]
C000209144 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[46]
C000209144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209144 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209144 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209145 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[47]
C000209145 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[47]
C000209145 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[47]
C000209145 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[47]
C000209145 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[47]
C000209145 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[47]
C000209145 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[47]
C000209145 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[47]
C000209145 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[47]
C000209145 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[47]
C000209145 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209145 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209145 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209145 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209145 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209145 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209145 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209145 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209145 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209145 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209143 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[48]
C000209143 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[48]
C000209143 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[48]
C000209143 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[48]
C000209143 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[48]
C000209143 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[48]
C000209143 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[48]
C000209143 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[48]
C000209143 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[48]
C000209143 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[48]
C000209143 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209143 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209143 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209143 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209143 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209143 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209143 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209143 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209143 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.